Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares		12 Months Ended
		May 31, 2024	May 31, 2023
Balance, shares		1,714,218,870
Balance, shares		1,714,218,870	1,714,218,870
Common Stock [Member]
Balance, shares		1,643,162,653	1,696,966,183
Issuance of common share for NES		12,191,640	5,659,610
Shares repurchase	[1]	(7,839,430)	(59,463,140)
Balance, shares		1,647,514,863	1,643,162,653
Treasury Stock, Common [Member]
Balance, shares		59,463,140	0
Issuance of common share for NES		(12,191,640)	0
Shares repurchase	[1]	7,839,430	59,463,140
Balance, shares		55,110,930	59,463,140

[1]	As amended, on August 6, 2024, the Company’s board of directors authorized the repurchase of up to US$700 million of the Company’s common shares through May 31, 2025. During the year ended May 31, 2024, the Company repurchased 783,943 ADS on the open market for total consideration of US$62,943. The Group accounts for repurchased common shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.